HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS - Fair Value of Derivative Instruments Not Designated as Hedging Instruments (Details) - Not Designated as Hedging Instrument - USD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Assets, Fair Value	$ 167	$ 103
Derivative Instruments, Liabilities, Fair Value	144	176
Foreign currency contracts | Prepaid Expenses and Other Current Assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Assets, Fair Value	152	91
Foreign currency contracts | Other noncurrent assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Assets, Fair Value	8	3
Foreign currency contracts | Accounts Payable and Accrued Liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Liabilities, Fair Value	86	106
Foreign currency contracts | Other Noncurrent Liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Liabilities, Fair Value	12	3
Commodity contracts | Prepaid Expenses and Other Current Assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Assets, Fair Value	7	5
Commodity contracts | Accounts Payable and Accrued Liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Liabilities, Fair Value	40	62
Commodity contracts | Other Noncurrent Liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Liabilities, Fair Value	0	1
Other derivative instruments | Prepaid Expenses and Other Current Assets
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Assets, Fair Value	0	4
Other derivative instruments | Accounts Payable and Accrued Liabilities
Fair Value, Derivatives Designated and Not Designated as Hedges
Derivative Instruments, Liabilities, Fair Value	$ 6	$ 4